Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Guarantor Obligations [Line Items]
Potential future payment	¥ 622,292	¥ 544,492
Book value of guarantee liabilities	22,481	9,989
Maturity of the longest contract (Years)	-	-
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	316,650	360,436
Book value of guarantee liabilities	2,587	1,577
Maturity of the longest contract (Years)	2026	2026
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	196,162	162,554
Book value of guarantee liabilities	4,246	3,869
Maturity of the longest contract (Years)	2044	2043
Consumer Loan
Guarantor Obligations [Line Items]
Potential future payment	77,034	0
Book value of guarantee liabilities	8,085	0
Maturity of the longest contract (Years)	2018	-
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	29,510	19,511
Book value of guarantee liabilities	7,437	4,536
Maturity of the longest contract (Years)	2051	2051
Other
Guarantor Obligations [Line Items]
Potential future payment	2,936	1,991
Book value of guarantee liabilities	¥ 126	¥ 7
Maturity of the longest contract (Years)	2024	2024